UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Institutional Emerging Markets Equity Fund

(IEMFX)

This annual shareholder report contains important information about Institutional Emerging Markets Equity Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets Equity Fund	$106	1.00%

What drove fund performance during the past 12 months?

  Emerging markets equities delivered robust returns over the review period. Asia led the gains, with markets in Southeast Asia particularly strong on expectations that they would benefit from a lower U.S. interest rate environment. This optimism also helped Chinese equities and offset broader woes about the country’s economic outlook. Stocks surged further in September after the Chinese government announced a sweeping stimulus package to jump-start its ailing economy.

  Versus the MSCI Emerging Markets Index Net, our holdings in Taiwan benefited relative performance the most as it was one of the strongest-performing regional markets, largely due to selected technology stocks. Here, shares of Taiwan Semiconductor Manufacturing Company rallied sharply on optimism around artificial intelligence. Above-consensus quarterly results also boosted returns amid improved demand for its smartphones and high-performance computing products.

  Conversely, stock selection in consumer discretionary weighed on relative returns considerably, notably our investments in China. In particular, shares of restaurant operator Yum China suffered on the back of soft demand as consumers remained sensitive to dining out. Security picks and an overweight allocation to consumer staples also hindered relative returns.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in emerging markets. The portfolio’s largest overweight positions are in consumer staples, industrials and business services, and consumer discretionary, relative to the benchmark. In contrast, materials and energy are areas where we are relatively underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of October 31, 2024

	Fund	Regulatory/Strategy Benchmark
2014	1,000,000	1,000,000
2015	955,157	949,482
2015	1,022,996	1,039,180
2015	920,442	904,303
2015	871,075	854,675
2016	784,710	750,931
2016	888,611	853,522
2016	966,858	897,526
2016	997,002	933,881
2017	996,026	941,720
2017	1,086,573	1,016,833
2017	1,196,201	1,120,467
2017	1,276,724	1,180,900
2018	1,439,756	1,327,907
2018	1,333,107	1,237,614
2018	1,283,035	1,169,297
2018	1,113,632	1,033,096
2019	1,252,227	1,138,862
2019	1,304,527	1,175,233
2019	1,293,014	1,143,822
2019	1,313,737	1,155,579
2020	1,354,334	1,182,277
2020	1,171,487	1,034,197
2020	1,397,710	1,218,720
2020	1,428,407	1,250,933
2021	1,709,562	1,512,072
2021	1,691,108	1,537,988
2021	1,584,072	1,470,280
2021	1,568,301	1,463,095
2022	1,495,611	1,402,738
2022	1,235,098	1,256,088
2022	1,185,625	1,174,891
2022	1,006,415	1,009,149
2023	1,253,608	1,232,752
2023	1,177,479	1,174,273
2023	1,240,321	1,272,989
2023	1,062,209	1,118,131
2024	1,103,946	1,196,560
2024	1,140,549	1,290,291
2024	1,172,028	1,352,774
2024	1,192,526	1,401,190

202411-4029887, 202412-3916111

E146-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Emerging Markets Equity Fund	12.27%	-1.92%	1.78%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	25.32	3.93	3.43

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$552,929
  Number of Portfolio Holdings90
  Investment Advisory Fees Paid (000s)$6,090
  Portfolio Turnover Rate63.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.7%
Information Technology	22.1
Consumer Discretionary	15.8
Consumer Staples	10.9
Industrials & Business Services	8.8
Communication Services	6.8
Energy	2.2
Health Care	2.0
Materials	2.0
Other	5.7

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	13.0%
Tencent Holdings	5.8
Yum China Holdings	3.4
Samsung Electronics	2.4
Kotak Mahindra Bank	2.2
Bank Central Asia	2.1
Infosys	1.9
Alibaba Group Holding	1.9
Al Rajhi Bank	1.9
ICICI Bank	1.9

How has the fund changed?

This is a summary of certain material changes to Institutional Emerging Markets Equity Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Emerging Markets Equity Fund

 (IEMFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	1,283	1,457
Tax Fees	1,681	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
October 31, 2024
Institutional Emerging Markets
Equity Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 29.58 $ 29.09 $ 46.74 $ 42.81 $ 39.94
Investment activities
Net investment income
(1)(2)
0.33 0.28 0.26 0.37 0.23
Net realized and unrealized gain/loss 3.27 1.44 (16.58) 3.84 3.25
Total from investment activities 3.60 1.72 (16.32) 4.21 3.48
Distributions
Net investment income (0.60) (0.25) (0.33) (0.22) (0.61)
Net realized gain – (0.98) (1.00) (0.06) –
Total distributions (0.60) (1.23) (1.33) (0.28) (0.61)
NET ASSET VALUE
End of period $ 32.58 $ 29.58 $ 29.09 $ 46.74 $ 42.81
Ratios/Supplemental Data
Total return
(2)(3)
12.27% 5.54% (35.83)% 9.79% 8.73%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1.00% 1.00% 1.06% 1.10% 1.10%
Net expenses after waivers/payments by Price
Associates 1.00% 1.00% 1.06% 1.10% 1.10%
Net investment income 1.03% 0.86% 0.67% 0.74% 0.57%
Portfolio turnover rate 63.3% 46.3% 45.6% 30.0% 20.2%
Net assets, end of period (in millions) $ 553 $ 663 $ 876 $ 1,960 $ 1,823
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
October 31, 2024

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.4%
Common Stocks 2.4%
Arcos Dorados Holdings, Class
A (USD)  402,271 3,544
Globant (USD) (1) 16,191 3,398
MercadoLibre (USD) (1) 3,167 6,452
Total Argentina (Cost $9,911) 13,394
AUSTRIA 0.8%
Common Stocks 0.8%
Erste Group Bank  76,189 4,310
Total Austria (Cost $4,097) 4,310
BRAZIL 6.9%
Common Stocks 6.9%
B3  1,482,990 2,727
Hypera  395,758 1,519
Itau Unibanco Holding, ADR
(USD)  447,325 2,706
Klabin  917,966 3,333
Localiza Rent a Car  692,014 5,036
NU Holdings, Class A (USD) (1) 284,235 4,289
Petroleo Brasileiro, ADR (USD)  292,882 3,939
Raia Drogasil  1,554,100 6,573
Vale, ADR (USD)  234,943 2,514
WEG  559,728 5,265
37,901
Preferred Stocks 0.0%
Klabin  3 —
—
Total Brazil (Cost $38,579) 37,901
CHINA 26.0%
Common Stocks 19.7%
Alibaba Group Holding, ADR
(USD)  108,486 10,629
Kanzhun, ADR (USD)  131,895 1,919
KE Holdings, ADR (USD)  225,141 4,937
Meituan, Class B (HKD) (1) 376,200 8,890
Midea Group (HKD) (1) 436,400 4,101
NetEase, ADR (USD)  40,270 3,242
New Oriental Education &
Technology Group, ADR (USD)  99,800 6,248
PDD Holdings, ADR (USD) (1) 75,647 9,122
Tencent Holdings (HKD)  614,400 32,036
Yum China Holdings (USD)  421,963 18,613
Zhongsheng Group Holdings
(HKD)  1,945,000 2,991
Shares $ Value
(Cost and value in $000s)
ZTO Express Cayman, ADR
(USD)  273,818 6,328
109,056
Common Stocks - China A
Shares 6.3%
CRRC, A Shares (CNH)  6,325,500 7,400
Eastroc Beverage Group, A
Shares (CNH)  125,710 3,748
Fuyao Glass Industry Group, A
Shares (CNH)  372,700 2,985
Hangcha Group, A Shares (CNH)  656,820 1,629
Jiangsu Hengli Hydraulic, A
Shares (CNH)  469,100 3,416
Kweichow Moutai, A Shares
(CNH)  16,400 3,526
Shenzhen Mindray Bio-Medical
Electronics, A Shares (CNH)  81,800 3,067
Wuliangye Yibin, A Shares (CNH)  87,700 1,812
Yifeng Pharmacy Chain, A Shares
(CNH)  2,159,799 7,211
34,794
Total China (Cost $120,563) 143,850
HONG KONG 1.4%
Common Stocks 1.4%
Budweiser Brewing APAC  1,749,300 1,825
Jardine Matheson Holdings
(USD)  159,200 6,117
Total Hong Kong (Cost $9,451) 7,942
HUNGARY 0.9%
Common Stocks 0.9%
OTP Bank  100,089 4,983
Total Hungary (Cost $3,482) 4,983
INDIA 15.8%
Common Stocks 15.8%
Asian Paints  145,765 5,077
Axis Bank  106,265 1,460
HDFC Asset Management  91,524 4,670
HDFC Life Insurance  924,042 7,893
Hindustan Unilever  130,908 3,930
ICICI Bank  672,389 10,314
Indraprastha Gas  328,045 1,636
Infosys  513,297 10,710
Kotak Mahindra Bank  602,388 12,367
Larsen & Toubro  146,265 6,283
Power Grid Corp. of India  988,956 3,762
Reliance Industries  511,126 8,082
Tata Consultancy Services  68,015 3,199
Tata Motors  40,481 400
Titan  101,430 3,929

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
Voltas  189,023 3,700
Total India (Cost $73,228) 87,412
INDONESIA 3.8%
Common Stocks 3.8%
Bank Central Asia  17,889,900 11,664
Bank Mandiri Persero  12,918,800 5,484
Sumber Alfaria Trijaya  19,264,600 4,068
Total Indonesia (Cost $13,750) 21,216
MEXICO 2.5%
Common Stocks 2.5%
Fomento Economico Mexicano,
ADR (USD)  34,561 3,349
Gruma, Class B  225,812 3,882
Wal-Mart de Mexico  2,456,157 6,782
Total Mexico (Cost $13,304) 14,013
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  14,521 2,674
Total Peru (Cost $2,111) 2,674
PHILIPPINES 2.5%
Common Stocks 2.5%
Ayala  200,670 2,374
BDO Unibank  2,119,012 5,546
Jollibee Foods  813,670 3,707
SM Investments  119,280 1,923
Total Philippines (Cost $11,724) 13,550
PORTUGAL 1.1%
Common Stocks 1.1%
Jeronimo Martins  320,947 6,226
Total Portugal (Cost $6,473) 6,226
QATAR 1.2%
Common Stocks 1.2%
Qatar National Bank  1,321,537 6,290
Total Qatar (Cost $6,438) 6,290
SAUDI ARABIA 3.7%
Common Stocks 3.7%
Al Rajhi Bank  451,604 10,552
Arabian Internet &
Communications Services  12,449 843
Shares $ Value
(Cost and value in $000s)
Saudi National Bank  1,008,259 8,864
Total Saudi Arabia (Cost
$20,466) 20,259
SOUTH AFRICA 1.9%
Common Stocks 1.9%
Bid  157,686 3,718
Capitec Bank Holdings  13,054 2,358
Clicks Group  207,381 4,438
Total South Africa (Cost $6,720) 10,514
SOUTH KOREA 5.0%
Common Stocks 5.0%
Hyundai Mobis  21,135 3,799
Hyundai Motor  9,227 1,421
KB Financial Group  84,889 5,524
Samsung Electronics  316,956 13,458
SK Hynix  25,349 3,318
Total South Korea (Cost
$16,527) 27,520
TAIWAN 16.8%
Common Stocks 16.8%
Accton Technology  170,000 2,857
Chailease Holding  1,162,325 5,443
Delta Electronics  278,000 3,434
Hon Hai Precision Industry  523,000 3,352
MediaTek  160,000 6,228
Taiwan Semiconductor
Manufacturing  2,284,219 71,632
Total Taiwan (Cost $26,544) 92,946
THAILAND 1.9%
Common Stocks 1.9%
Bangkok Dusit Medical Services,
NVDR  3,625,400 2,955
Bumrungrad Hospital  394,000 3,179
SCB X  1,340,800 4,495
Total Thailand (Cost $9,082) 10,629
VIETNAM 1.1%
Common Stocks 1.1%
Bank for Foreign Trade of
Vietnam (1) 1,552,537 5,742
Total Vietnam (Cost $5,626) 5,742

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government
Reserve Fund, 4.86% (2)(3) 17,415,783 17,416
Total Short-Term Investments
(Cost $17,416) 17,416
Total Investments in Securities
99.3% of Net Assets
(Cost $415,492) $ 548,787
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.86% $ —# $ — $ 637+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government Reserve Fund, 4.86% $ 7  ¤  ¤ $ 17,416^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $637 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,416.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $415,492) $ 548,787
Receivable for investment securities sold 2,657
Foreign currency (cost $2,159) 2,177
Dividends receivable 548
Receivable for shares sold 6
Other assets 104
Total assets 554,279
Liabilities
Investment management and administrative fees payable 542
Payable for investment securities purchased 315
Payable for shares redeemed 17
Other liabilities 476
Total liabilities 1,350
NET ASSETS $ 552,929
Net Assets Consist of:
Total distributable earnings (loss) $ 105,956
Paid-in capital applicable to 16,971,014 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 446,973
NET ASSETS $ 552,929
NET ASSET VALUE PER SHARE $ 32.58

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Investment Income (Loss)
Dividend income (net of foreign taxes of $1,462) $ 12,361
.... ... ...
Expenses
Investment management and administrative expense 6,090
Miscellaneous 4
Total expenses 6,094
Net investment income 6,267
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (net of foreign taxes of $1,517) 3,212
Foreign currency transactions (181)
Net realized gain 3,031
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $467) 65,608
Other assets and liabilities denominated in foreign currencies 101
Change in net unrealized gain / loss 65,709
Net realized and unrealized gain / loss 68,740
INCREASE IN NET ASSETS FROM OPERATIONS
$ 75,007

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,267 $ 7,498
Net realized gain 3,031 4,054
Change in net unrealized gain / loss 65,709 62,201
Increase in net assets from operations 75,007 73,753
Distributions to shareholders
Net earnings (12,815) (35,162)
Capital share transactions
*
Shares sold 24,967 55,031
Distributions reinvested 10,518 30,024
Shares redeemed (208,223) (336,186)
Decrease in net assets from capital share transactions (172,738) (251,131)
Net Assets
Decrease during period (110,546) (212,540)
Beginning of period 663,475 876,015
End of period $ 552,929 $ 663,475
*Share information (000s)
Shares sold 779 1,683
Distributions reinvested 338 923
Shares redeemed (6,576) (10,293)
Decrease in shares outstanding (5,459) (7,687)

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Institutional Emerging Markets Equity Fund (the fund) is an open-end management investment company established by the corporation. During the reporting period, the fund’s classification changed from nondiversified to diversified. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-
07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the
ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after
December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $375,509,000 and $563,625,000, respectively, for the year ended October 31, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 93,903 $ 437,468 $ — $ 531,371
Preferred Stocks — — — —
Short-Term Investments 17,416 — — 17,416
Total $ 111,319 $ 437,468 $ — $ 548,787

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards.
Capital loss carryforwards are available indefinitely to offset future realized capital gains. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital gains, if any) $ 12,815 $ 15,480
Long-term capital gain — 19,682
Total distributions $ 12,815 $ 35,162
($000s)
Cost of investments $ 420,431
Unrealized appreciation $ 169,374
Unrealized depreciation (41,620)
Net unrealized appreciation (depreciation) $ 127,754
($000s)
Undistributed ordinary income $ 2,092
Net unrealized appreciation (depreciation) 127,754
Loss carryforwards and deferrals (23,890)
Total distributable earnings (loss) $ 105,956

T. ROWE PRICE Institutional Emerging Markets Equity Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 1.00% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are

T. ROWE PRICE Institutional Emerging Markets Equity Fund

unsecured. During the year ended October 31, 2024, the fund incurred $4,000 in interest expense related to outstanding borrowings on five days in the average amount of $4,520,000 and at an average annual rate of 6.92%. At October 31,
2024, there were no borrowings outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Global Funds, Inc. and
Shareholders of T. Rowe Price Institutional Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Emerging Markets Equity Fund (one of the funds constituting T. Rowe Price Global Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $7,127,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $140,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $7,360,000 and foreign taxes paid of $2,929,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E146-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024